Application of new and revised Accounting Standards	12 Months Ended
Jun. 30, 2025
Application Of New And Revised Accounting Standards
Application of new and revised Accounting Standards

2. Application of new and revised Accounting Standards

New and revised standards that are effective for these consolidated financial statements

The consolidated entity has adopted all of the new or amended Accounting Standards and Interpretations that are mandatory for the current reporting period. The adoption of these standards did not result in a material impact on the Group’s consolidated financial statements.

Impact of standards issued but not yet applied

At the date of authorization of the consolidated financial statements, the Group has not applied the following new and revised Australian Accounting Standards, Interpretations and amendments that have been issued but are not yet effective:

New or revised requirement	Description	Effective
AASB 2014-10, IFRS 10 and IAS 28	Sale or Contribution of Assets between an Investor and its Associates or Joint Venture	1 January 2025
IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments	1 January 2026
AASB 18 and IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	1 January 2027

The amendments to the individual Standards may be applied early, separately from the amendments to the other Standards, where feasible.

We do not anticipate that the amendments will have a material impact on the Group but may change the disclosure of accounting policies included in the consolidated financial statements.